UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04438

Exact name of registrant as specified in charter:	Aberdeen Australia Equity Fund, Inc.

Address of principal executive offices:	Aberdeen Asset Management Inc.
1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street
32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-866-839-5205

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2010

Item 1 – Schedule of Investments

Portfolio of Investments

As of January 31, 2010 (unaudited)

Shares	Description	Value (US$)
LONG-TERM INVESTMENTS - 96.5%
Common Stocks- 96.5%
Consumer Discretionary- 5.9%
329,000	Billabong International Limited*	$3,038,740
654,300	TABCORP Holdings Limited*	4,060,129
2,502,800	Tattersall’s Limited*	5,082,864

		12,181,733

Consumer Staples- 10.1%
2,404,200	Goodman Fielder Limited*	3,308,462
1,702,800	Metcash Limited*	6,385,428
495,300	Woolworths Limited*	11,304,201

		20,998,091

Energy- 4.0%
219,917	Woodside Petroleum Limited*	8,199,004

Financials- 31.3%
531,300	Australia & New Zealand Banking Group Limited*	10,167,557
287,150	Australian Stock Exchange Limited*	8,634,733
826,400	AXA Asia Pacific Holdings Limited*	4,766,815
230,900	Commonwealth Bank of Australia*	10,826,270
794,900	QBE Insurance Group Limited*	16,030,787
695,050	Westpac Banking Corporation Limited*	14,585,057

		65,011,219

Health Care Equipment & Services- 3.7%
313,000	Ramsay Health Care Limited*	3,165,551
354,800	Sonic Healthcare Limited*	4,430,085

		7,595,636

Industrials- 4.0%
122,350	Leighton Holdings Limited*	4,111,351
555,200	Toll Holdings Limited*	4,194,292

		8,305,643

Information Technology- 1.9%
382,500	Computershare Limited*	3,916,453

Materials- 22.6%
756,950	BHP Billiton Limited*	26,315,008
1,299,700	Incitec Pivot Limited*	3,834,239
169,400	Orica Limited*	3,605,557
222,700	Rio Tinto Limited*	13,315,680

		47,070,484

Property- 4.0%
756,700	Westfield Group Limited*	8,401,961

Telecommunication Services- 3.7%
3,164,500	Singapore Telecommunications Limited*	6,580,602
706,800	Telecom Corporation of New Zealand Limited*	1,157,731

		7,738,333

Utilities- 5.3%
646,000	AGL Energy Limited*	7,899,173
4,071,200	SP Ausnet*	3,216,934

		11,116,107

Total Long Term Investments- 96.5% (cost $142,963,536)		200,534,664

SHORT-TERM INVESTMENT- 0.2%
Par Amount
409,000	State Street Bank and Trust Time Deposit, 0.01%, 2/01/10	409,000
Total Short-Term Investments- 0.2% (cost $409,000)		409,000

Total Investments- 96.7% (cost $143,372,536)		200,943,664
Other assets in excess of liabilities- 3.3%		6,961,244

Net Assets- 100.0%		$207,904,908

*	Security was Fair Valued

Tax Cost of Investments

The United States federal income tax basis of the Registrant’s investments and net unrealized appreciation as of January 31, 2010 were as follows:

Tax Cost Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$143,372,536	$68,249,998	$10,678,870	$57,571,128

Aberdeen Australia Equity Fund, Inc.

Notes to Portfolio of Investments

Securities Valuation

The Registrant’s Board of Directors has adopted Valuation and Liquidity Procedures (the “Procedures”) to be used in determining the value of the assets held by the Registrant. These Procedures were reviewed and approved by the Board of Directors on December 9, 2008. In accordance with the Procedures, investments are stated at current fair market value. Investments for which market quotations are readily available are valued at the last quoted closing price on the date of determination as obtained from a pricing source. If no such trade price is available, such investments are valued at the last quoted bid price as obtained from a pricing agent or broker selected by the Registrant’s Manager.

Short-term debt securities which mature in more than 60 days are valued at current market quotations as described above. Short-term debt securities of sufficient credit quality which mature in 60 days or less are valued at amortized cost using a pricing source quote that approximates amortized cost.

Securities for which market quotations are not readily available (including investments which are subject to limitations as to their sale) are to be valued at fair value. As a general rule, whether or not the Registrant is required to “fair value price” an asset is dependent on the ready availability of current market quotes or, even if readily available, the reliability of such quotes. Any assets for which market quotations are not readily available or for which available prices are not reliable, shall be determined in a manner that most fairly reflects the asset’s (or group of assets) “fair value” (i.e., the amount that the Registrant might reasonably expect to receive for the asset upon its current sale) on the valuation date, based on a consideration of all available information.

In situations when there is movement between the opening and closing prices of the iShares MSCI Australia Index Fund that exceeds the tolerance specified in the Procedures, the independent pricing source utilized by the Registrant shall calculate the market value of the Registrant’s Investments by determining a “fair value” for each of the equity securities in the Registrant’s portfolio using factors provided by an independent pricing source.

The Procedures provide that in certain instances, including without limitation, if there is a “stale price” for a portfolio security, in an emergency situation, or if a significant event occurs after the close of trading of a portfolio security, but before the calculation of the Registrant’s net asset value, the security may be valued at its fair value.

For the period ended January 31, 2010, there have been no significant changes to the Procedures.

In accordance with Accounting Standards Codifications 820 “Fair Value Measurements and Disclosures” (“ASC 820,” formerly “FAS 157”), fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The valuation techniques maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Registrant’s investments are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

Level 3 – significant unobservable inputs (including the Registrant’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each of the Registrant’s investments as of January 31, 2010:

	Level 1	Level 2	Level 3
Investments
Equity Investments	$—	$200,534,664	$—
Short-Term Investment	—	409,000	—

Total Investments	$—	$200,943,664	$—

For the period ended January 31, 2010, there have been no significant changes to the fair value valuation methodologies.

In January 2010, the Financial Accounting Standards Board released ASU 2010-06, “Improving Disclosures about Fair Value Measurements.” ASU 2010-06 is effective for annual and interim reporting periods beginning after December 15, 2009. At this time the Fund’s management is in the process of reviewing ASU 2010-06 to determine future applicability.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“Forward Contract”) involves an obligation to purchase and sell a specific currency at a future date at a price set at the time of the contract. The Fund may enter into Forward Contracts in connection with security transactions or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These unrealized and realized gains and losses are reported on the Statement of Operations. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. There were no Forward Contracts outstanding as of January 31, 2010.

Aberdeen Australia Equity, Inc.

Notes to Portfolio of Investments (continued)

Repurchase Agreements

The Fund may enter into repurchase agreements. It is the Fund’s policy that its custodian/counterparty segregates the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by the Fund may be delayed or limited. There were no repurchase agreements outstanding as of January 31, 2010.

Foreign Currency Translation

Australian dollar amounts are translated into United States dollars on the following basis:

(i)	market value of investment securities, other assets and liabilities – at the exchange rates at the end of the reporting period; and

(ii)	purchases and sales of investment securities, income and expenses – at the rate of exchange prevailing on the respective dates of such transactions.

The Fund isolates that portion of the results of operations arising from changes in the foreign exchange rates due to fluctuations in the market prices of the securities held at the end of the reporting period. Similarly, the Fund isolates the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the reporting period.

Net exchange gain/(loss) is realized from sales and maturities of portfolio securities, sales of foreign currencies, settlement of securities transactions, dividends, interest, and foreign withholding taxes recorded on the Fund’s books. Net unrealized foreign exchange appreciation/(depreciation) includes changes in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate. The net realized and unrealized foreign exchange gain/(loss) shown in the composition of net assets represent foreign exchange gain/(loss) for book purposes that may not have been recognized for tax purposes.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

Securities Transactions and Net Investment Income

Securities transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date; interest income is recorded on an accrual basis. Expenses are recorded on an accrual basis.

Aberdeen Australia Equity, Inc.

Item 2 – Controls and Procedures

(a)	It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)	Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Australia Equity Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard,

President of Aberdeen Australia Equity Fund, Inc.

Date: March 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
President of Aberdeen Australia Equity Fund, Inc.

Date: March 30, 2010

By:	/s/ Andrea Melia
Andrea Melia,
Treasurer of Aberdeen Australia Equity Fund, Inc.

Date: March 30, 2010